Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 125.4	£ 98.1
Liabilities in respect of put option agreements with vendors	90.0	323.3
Fair value of derivatives	1.2	0.0
Other creditors and accruals	66.2	69.5
Trade and other payables	£ 282.8	£ 490.9